Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	May 31, 2026	Apr. 30, 2026
Subsequent Event [Line Items]
Future minimum lease payment	$ 35,636
Short-term lease expenses	58,254	$ 24,473
Capital commitment	$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Capital commitment			$ 300,000	$ 700,000